GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.3 Schedule 9

Exception Level
Run Date - XX/XX/XXXX

Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Exception Remediation
XXXXXXXX	XXXXXXX	XXXXXXXX	Valuation	Waived	2: Waived by Client	XXXXXXXX	Appraisal dated after closing	* Appraisal dated after closing (Lvl 3)	Updated origination appraisal value is from post-consummation DU.				Waived by client; Level 2 override
XXXXXXXX	XXXXXXX	XXXXXXXX	Valuation	Waived	2: Waived by Client	XXXXXXXX	Appraisal dated after closing	* Appraisal dated after closing (Lvl 3)	Updated origination appraisal value is from post-consummation DU				Waived by client; Level 2 override
XXXXXXXX	XXXXXXX	XXXXXXXX	Valuation	Waived	2: Waived by Client	XXXXXXXX	Appraisal dated after closing	* Appraisal dated after closing (Lvl 3)					Waived by client; Level 2 override
XXXXXXXX	XXXXXXX	XXXXXXXX	Compliance	Resolved	Resolved	XXXXXXXX	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl R)	The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; however, because the property is located in XX (XXX), model H-9 should have been used.		Rescission was re-opened		XX/XX/XXXX Cleared
XXXXXXXX	XXXXXXX	XXXXXXXX	Valuation	Waived	2: Waived by Client	XXXXXXXX	Appraisal dated after closing	* Appraisal dated after closing (Lvl 3)	Updated origination appraisal value is from post-consummation DU				Waived by client; Level 2 override